Subsequent Event	9 Months Ended
Apr. 30, 2013
Subsequent Event
Subsequent Event

Note 13—Subsequent Event

On May 15, 2013, the Company made a payment of $1,000,000 to Inovio under the Asset Purchase Agreement (see Note 6).

On May 31, 2013, the Company entered into a thirty-eight month lease agreement for office space scheduled to commence on July 1, 2013, with an initial base monthly rent of approximately $8,000.  The lease calls for annual increases to the base rent of three percent.